OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES	OTHER LIABILITIES

	As of December 31,
	2025	2024
Non-financial liabilities

Advance receipts	$12,373	$15,754
Payables for employee benefits	6,628	8,351
Others	3,568	2,499
	22,569	26,604

Financial liabilities

Accrued expenses	25,033	22,940
Payables for property, plant and equipment	1,245	1,354
Guarantee deposits received	997	984
	27,275	25,278

	$49,844	$51,882

Current	$41,524	$40,465
Non-current	8,320	11,417
	$49,844	$51,882
Advance receipts were mainly from government grants for energy facilities.